Business Acquisitions	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Business Acquisitions
3.	BUSINESS ACQUISITIONS
The Company made the following acquisitions in order to expand its geographical footprint and expand its member base.
University Health Care and its affiliates
On June 11, 2021, the Company acquired University Health Care and its affiliates (collectively, “University”). The purchase price totaled $611.1 million, of which $541.5 million was paid in cash, $9.6 million in contingent consideration from forfeited acquisition add-ons
based on terms negotiated by University prior to closing, and $60.0 million in 4,055,698 of the Company’s Class A common stock. University sellers entered into non-compete agreements with the Company. The Company recorded non-compete
intangible assets totaling $45.2 million with a weighted-average amortization period of five years.
The purchase price has been allocated to accounts receivable, net of unpaid service provider costs, inventory, property and equipment, payor relationships, non-compete
intangibles, other acquired intangibles, other assets, goodwill, and accounts payable and accrued expenses. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately. The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable, net of unpaid service provider costs	$2,217
Inventory	264
Property and equipment, net	1,636
Payor relationships	175,172
Non-compete intangibles	45,191
Other acquired intangibles	113,237
Other assets	116
Goodwill	273,427
Accounts payable and accrued expenses	(140)

Total purchase price, including non-compete intangibles	$611,120

The other acquired intangibles include $110.4 million for the University brand and $2.9 million for provider relationships. Total revenues and net income attributable to the assets acquired in the University acquisition were approximately $30.6 million and $16.1 million, respectively, for the three and six months ended June 30, 2021.
HP Enterprises II, LLC and related entities
On June 1, 2020, the Company acquired all of the assets of HP Enterprises II, LLC and related entities (collectively, “Healthy Partners”). The purchase price totaled $195.4 million of which $149.3 million was paid in cash (including $18.0 million paid to an escrow agent, of which $17.1 million was released on January 13, 2021 and $0.9 million is to be released on June 1, 2022), and $30.0 million in 923,076
Class A-4
Units of Primary Care (ITC) Intermediate Holdings, LLC’s securities. The remaining amount of $16.1 million related to payment reconciliations was held back, and is due no later than five days following January 31, 2022. The physicians entered into employment agreements with the Company and these agreements include covenants not to compete. The Company recorded non-compete
intangible assets totaling $1.0 million with a weighted-average amortization period of five years.
The purchase price has been allocated to property and equipment, non-compete
intangibles, acquired intangibles, goodwill, and other assets. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately. The following table provides the allocation of the purchase price:

(in thousands)
Property and equipment	$2,409
Non-compete intangibles	1,022
Acquired intangibles	117,014
Goodwill	74,852
Other assets	87

Total purchase price, including non-compete intangibles	$195,384

The acquired intangible assets include $20.6 million for the Healthy Partners brand and payor relationships amounting to $96.4 million. Total revenues attributable to the assets acquired in the Healthy Partners acquisition were approximately $98.7 million and $179.0 million for the three months and six months ended June 30, 2021, respectively, and approximately $33.6 million and $33.6 million for the three months and six months ended June 30, 2020, respectively. Net income attributable to the assets acquired in the Healthy Partners acquisition was approximately $10.3 million and $23.3 million for the three months and six months ended June 30, 2021, respectively, and approximately $2.2 million for the three months and six months ended June 30, 2020.
Primary Care Physicians and related entities
On January 2, 2020, the Company acquired all of the assets of Primary Care Physicians and related entities ( collectively “PCP”). The purchase price totaled $60.2 million, of which $53.6 million was paid in cash and $4.0 million was paid in 123,077
Class A-4
Units of Primary Care (ITC) Intermediate Holdings, LLC. The remaining amount includes $1.5 million related to the pay-down
of debt, and $1.1 million related to the
pay-down
of accounts payable and accrued expenses of PCP. The physicians entered into employment agreements with the Company and these agreements included covenants not to compete. The Company recorded non-compete
intangible assets totaling $0.8 million with a weighted-average amortization period of three years.

The purchase price has been allocated to cash and cash equivalents, accounts receivable, inventory, property and equipment, non-compete
intangibles, acquired intangibles, goodwill, and accounts payable. The portion of the purchase price that is allocated to the non-compete
is not considered part of the consideration transferred to acquire the business and is accounted for separately. The following table provides the allocation of the purchase price:

(in thousands)
Cash and cash equivalents	$191
Accounts receivable	486
Inventory	155
Property and equipment	1,518
Non-compete intangibles	846
Acquired intangibles	43,549
Goodwill	13,738
Accounts payable	(274)

Total purchase price, including non-compete intangibles	$60,209

The acquired intangible assets include $4.0 million for the PCP brand and payor relationships amounting to $39.5 million. Total revenues attributable to the assets acquired in the PCP acquisition were approximately $12.8 million and $4.2 million for the three months ended June 30, 2021 and 2020, respectively, and $23.6 million and $12.6 million for the six months ended June 30, 2021 and 2020, respectively. Net income attributable to the assets acquired in the PCP acquisition was $5.1 million and $0.5 million for the three months ended June 30, 2021 and 2020, respectively, and $8.1 million and $3.7 million for the six months ended June 30, 2021 and 2020, respectively.
The net effect of acquisitions to the Company’s assets and liabilities and reconciliation of cash paid for net assets acquired for the six months ended June 30, 2021 and 2020, including amounts related to acquisitions not disclosed above, was as follows:

	Six Months Ended June 30,
(in thousands)	2021	2020
Assets Acquired
Accounts receivable	$185	$486
Other assets	2,601	433
Property and equipment	2,128	4,012
Goodwill	311,963	89,976
Intangibles	372,210	162,536

Total assets acquired	689,087	257,443

Liabilities Assumed
Due to sellers	295	16,288
Contingent consideration	9,600	—
Other liabilities	1,616	1,530

Total liabilities assumed	11,511	17,818

Net Assets Acquired	677,576	239,625
Issuance of Parent equity in connection with acquisitions	60,000	34,300

Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	$617,576	$205,325

Pro forma information is not presented for all of the Company’s acquisitions during the three months and six months ended June 30, 2021 and 2020 as the information is unavailable for those businesses acquired. Historical financial results were impractical to obtain as those businesses did not prepare financial statements historically. The following unaudited pro forma financial information summarizes the combined results of operations for the Company and its acquisitions of University and HP, as if the companies were combined as of January 1, 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Revenue	$446,873	$281,597	$815,143	$582,482

Net income (loss)	$15,940	$7,821	$22,096	$21,073